Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending Balance	¥ 92,804		¥ 144,877
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	136,978		243,655		315,676
Gains or losses (realized/ unrealized), included in earnings	4,364	[1]	(9,225)	[1]	(1,262)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	4,056	[2]	7,693	[2]	1,443	[2]
Gains or losses (realized/ unrealized), total	8,420		(1,532)		181
Purchases	56,202		19,294		63,980
Sales	(13,817)		(10,564)		(18,054)
Settlements	(103,782)		(113,875)		(118,596)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	468	[3]
Ending Balance	84,001		136,978		243,655
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	180	[1]	(9,783)	[1]	(2,429)	[1]
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	6,524		2,912		2,573
Gains or losses (realized/ unrealized), included in earnings	416	[1]	(508)	[1]	(18)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	(356)	[2]	908	[2]	108	[2]
Gains or losses (realized/ unrealized), total	60		400		90
Purchases	0		3,942		2,549
Sales	(1,325)		(432)		(431)
Settlements	(4,598)		(298)		(2,337)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	468	[3]
Ending Balance	661		6,524		2,912
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	0	[1]	(456)	[1]	(35)	[1]
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	63,244		139,152		222,314
Gains or losses (realized/ unrealized), included in earnings	327	[1]	(9,228)	[1]	(3,066)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	839	[2]	(15)	[2]	2,178	[2]
Gains or losses (realized/ unrealized), total	1,166		(9,243)		(888)
Purchases	0		5,419		6,668
Sales	(36)		(9)		(9,625)
Settlements	(57,602)		(72,075)		(79,317)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	0	[3]
Ending Balance	6,772		63,244		139,152
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	5	[1]	(8,095)	[1]	(3,397)	[1]
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	58,899		93,181		85,283
Gains or losses (realized/ unrealized), included in earnings	3,621	[1]	(369)	[1]	1,822	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	1,334	[2]	5,381	[2]	(1,056)	[2]
Gains or losses (realized/ unrealized), total	4,955		5,012		766
Purchases	55,202		9,933		49,072
Sales	(12,456)		(7,725)		(7,998)
Settlements	(41,582)		(41,502)		(33,942)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	0	[3]
Ending Balance	65,018		58,899		93,181
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	175	[1]	(1,232)	[1]	1,003	[1]
Available-for-sale securities | Other Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	8,311		8,410		5,506
Gains or losses (realized/ unrealized), included in earnings	0	[1]	880	[1]	0	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	2,239	[2]	1,419	[2]	213	[2]
Gains or losses (realized/ unrealized), total	2,239		2,299		213
Purchases	1,000		0		5,691
Sales	0		(2,398)		0
Settlements	0		0		(3,000)
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	0	[3]
Ending Balance	11,550		8,311		8,410
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	0	[1]	0	[1]	0	[1]
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,099		5,293		2,946
Gains or losses (realized/ unrealized), included in earnings	2,987	[1]	(3,194)	[1]	2,159	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0	[2]	0	[2]	0	[2]
Gains or losses (realized/ unrealized), total	2,987		(3,194)		2,159
Purchases	0		0		0
Sales	0		0		0
Settlements	(2,600)		0		188
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	0	[3]
Ending Balance	2,486		2,099		5,293
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	2,987	[1]	(3,194)	[1]	2,159	[1]
Derivative Financial Instruments, Assets and Liabilities | Options Held (Written) and Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,099		5,293		3,134
Gains or losses (realized/ unrealized), included in earnings	2,987	[1]	(3,194)	[1]	2,159	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0	[2]	0	[2]	0	[2]
Gains or losses (realized/ unrealized), total	2,987		(3,194)		2,159
Purchases	0		0		0
Sales	0		0		0
Settlements	(2,600)		0		0
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]	0	[3]
Ending Balance	2,486		2,099		5,293
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	2,987	[1]	(3,194)	[1]	2,159	[1]
Derivative Financial Instruments, Assets and Liabilities | Credit derivatives held/written
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance					(188)
Gains or losses (realized/ unrealized), included in earnings					0	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income					0	[2]
Gains or losses (realized/ unrealized), total					0
Purchases					0
Sales					0
Settlements					188
Transfers in and/or out of Level 3 (net)					0	[3]
Ending Balance					0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period					0	[1]
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,800		0
Gains or losses (realized/ unrealized), included in earnings	1,767	[1]	670	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	584	[2]	825	[2]
Gains or losses (realized/ unrealized), total	2,351		1,495
Purchases	2,013		5,018
Sales	(3,824)		(713)
Settlements	(23)		0
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]
Ending Balance	6,317		5,800
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	1,767	[1]	670	[1]
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,800		0
Gains or losses (realized/ unrealized), included in earnings	1,767	[1]	670	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	584	[2]	825	[2]
Gains or losses (realized/ unrealized), total	2,351		1,495
Purchases	2,013		5,018
Sales	(3,824)		(713)
Settlements	(23)		0
Transfers in and/or out of Level 3 (net)	0	[3]	0	[3]
Ending Balance	6,317		5,800
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	1,767	[1]	670	[1]
Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0
Gains or losses (realized/ unrealized), included in earnings	2,343	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0	[2]
Gains or losses (realized/ unrealized), total	2,343
Purchases	5,176
Sales	0
Settlements	0
Transfers in and/or out of Level 3 (net)	0	[3]
Ending Balance	2,833
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	2,343	[1]
Accounts Payable | Contingent consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0
Gains or losses (realized/ unrealized), included in earnings	2,343	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0	[2]
Gains or losses (realized/ unrealized), total	2,343
Purchases	5,176
Sales	0
Settlements	0
Transfers in and/or out of Level 3 (net)	0	[3]
Ending Balance	2,833
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	¥ 2,343	[1]

[1]	Principally, gains and losses from available-for-sale securities are included in "brokerage commissions and net gains on investment securities", "write-downs of securities" or "life insurance premiums and related investment income"; other securities are included in "brokerage commissions and net gains on investment securities" and derivative assets and liabilities (net) are included in "other operating revenues/expenses," and gains from accounts payable are included in "other operating revenues". Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities is included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities."
[3]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.